Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	$ 2,656,821	$ 1,471,671	$ 1,341,126
Long-term employee benefits	3,861	11,967	13,091
Post-employment benefits	66,891	54,548	47,611
Share-based payments	1,259,571	1,380,074	1,110,757
Total employee benefits	$ 3,987,144	$ 2,918,260	$ 2,512,585